Retirement Benefit Plans - Fair Value of Plan Assets by Major Categories (Detail) - TWD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value of plan assets [abstract]
Cash	$ 632.8	$ 713.2
Equity instruments	2,926.7	2,313.8
Debt instruments	1,506.7	1,274.6
Fair value of plan assets	$ 5,066.2	$ 4,301.6